Supplement to the
Fidelity® Emerging Asia Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Emerging Markets Fund, Fidelity® Latin America Fund and Fidelity® Total Emerging Markets Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Colin Chickles no longer serves as co-manager of Fidelity® Emerging Asia Fund. John Dance serves as portfolio manager of Fidelity® Emerging Asia Fund.

The following information supplements similar information found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Gill as of January 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Gill ($68 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of January 31, 2017, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Gill was $100,001- $500,000.

EMEB-17-02 1.881199.116	March 23, 2017

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class T, Class C, Class I, and Class Z
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements similar information found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Gill as of January 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity® Total Emerging Markets Fund managed by Mr. Gill ($68 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of January 31, 2017, the dollar range of shares of Fidelity® Total Emerging Markets Fund beneficially owned by Mr. Gill was $100,001- $500,000.

ACOM10AB-17-02 1.893757.123	March 23, 2017